Financial risk management - Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IVD product customers
Financial risk management
Trade receivables and contract assets, gross	¥ 174,140	¥ 202,520
Loss allowance	74,604	31,388
Hospital customers
Financial risk management
Trade receivables and contract assets, gross	70,195	60,835
Loss allowance	20,885	16,843
Other customers
Financial risk management
Trade receivables and contract assets, gross	119,543	79,943
Loss allowance	¥ 10,569	¥ 5,179
Within 6 months | IVD product customers
Financial risk management
Expected loss rate	15.00%	9.00%
Trade receivables and contract assets, gross	¥ 52,231	¥ 135,288
Loss allowance	¥ 7,990	¥ 11,984
Within 6 months | Hospital customers
Financial risk management
Expected loss rate	12.00%	13.00%
Trade receivables and contract assets, gross	¥ 12,628	¥ 19,872
Loss allowance	¥ 1,538	¥ 2,504
Within 6 months | Other customers
Financial risk management
Expected loss rate	3.00%	3.00%
Trade receivables and contract assets, gross	¥ 83,090	¥ 67,076
Loss allowance	¥ 2,798	¥ 1,859
Between 6 months to 1 year | IVD product customers
Financial risk management
Expected loss rate	38.00%	19.00%
Trade receivables and contract assets, gross	¥ 61,648	¥ 29,937
Loss allowance	¥ 23,403	¥ 5,628
Between 6 months to 1 year | Hospital customers
Financial risk management
Expected loss rate	14.00%	14.00%
Trade receivables and contract assets, gross	¥ 14,550	¥ 9,784
Loss allowance	¥ 1,980	¥ 1,356
Between 6 months to 1 year | Other customers
Financial risk management
Expected loss rate	12.00%	12.00%
Trade receivables and contract assets, gross	¥ 29,691	¥ 6,388
Loss allowance	¥ 3,653	¥ 765
Between 1 and 2 years | IVD product customers
Financial risk management
Expected loss rate	59.00%	34.00%
Trade receivables and contract assets, gross	¥ 41,241	¥ 34,985
Loss allowance	¥ 24,191	¥ 11,896
Between 1 and 2 years | Hospital customers
Financial risk management
Expected loss rate	26.00%	29.00%
Trade receivables and contract assets, gross	¥ 17,295	¥ 17,046
Loss allowance	¥ 4,571	¥ 4,995
Between 1 and 2 years | Other customers
Financial risk management
Expected loss rate	46.00%	26.00%
Trade receivables and contract assets, gross	¥ 4,439	¥ 4,344
Loss allowance	¥ 2,035	¥ 1,144
Between 2 to 3 years | IVD product customers
Financial risk management
Expected loss rate	100.00%	81.00%
Trade receivables and contract assets, gross	¥ 16,710	¥ 2,310
Loss allowance	¥ 16,710	¥ 1,880
Between 2 to 3 years | Hospital customers
Financial risk management
Expected loss rate	41.00%	55.00%
Trade receivables and contract assets, gross	¥ 16,851	¥ 13,521
Loss allowance	¥ 6,980	¥ 7,376
Between 2 to 3 years | Other customers
Financial risk management
Expected loss rate	78.00%	54.00%
Trade receivables and contract assets, gross	¥ 1,085	¥ 1,587
Loss allowance	¥ 845	¥ 863
After 3 years | IVD product customers
Financial risk management
Expected loss rate	100.00%	100.00%
Trade receivables and contract assets, gross	¥ 2,310
Loss allowance	¥ 2,310
After 3 years | Hospital customers
Financial risk management
Expected loss rate	66.00%	100.00%
Trade receivables and contract assets, gross	¥ 8,871	¥ 612
Loss allowance	¥ 5,816	¥ 612
After 3 years | Other customers
Financial risk management
Expected loss rate	100.00%	100.00%
Trade receivables and contract assets, gross	¥ 1,238	¥ 548
Loss allowance	¥ 1,238	¥ 548